Condensed Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenues
E-commerce						$ 4,480
Total revenues						4,480
Cost of revenues
Power and mining expenses						(160)
Gross profit						4,320
Operating expenses (income):
General and administrative	$ 299,672	$ 234,129	$ 551,636	$ 489,792	986,525	1,564,851
Marketing	60	1,485	595	2,970	3,644	9,242
Total operating expenses	299,732	235,614	552,231	492,762	990,169	1,574,093
Net loss from operations					(990,169)	(1,569,773)
Other (expense) income:
Fair value adjustments for warrant liabilities						(39,222,099)
Fair value adjustments for convertible notes						(16,849,071)
Gain on extinguishment of debt						15,918,867
Loss from lease termination						(100,696)
Liquidated damages						(693,000)
Interest expense	(6,000)		(12,000)
Realized gain on sale of digital currencies		18,926		111,139	163,749	299,092
Other income						39,643
Total other income (expense)	(6,000)	18,926	(12,000)	111,139	163,749	(43,894,796)
Net loss	(305,732)	(216,688)	(564,231)	(381,623)	(826,420)	(45,464,569)
Deemed dividend related to reduction of warrant strike price			(95,708)		(5,600)
Net loss attributable to common stockholders	$ (305,732)	$ (216,688)	$ (659,939)	$ (381,623)	$ (832,020)	$ (45,464,569)
Net loss per share attributable to common stockholders, basic and diluted	$ (0.02)	$ (0.02)	$ (0.04)	$ (0.03)	$ (0.00)	$ (0.37)
Weighted average number of common shares outstanding, basic and diluted	13,457,386	12,377,553	13,246,384	12,326,050	371,561,990	123,548,858
Series C Convertible Preferred Stock [Member]
Other (expense) income:
Loss on issuance of Convertible Preferred stock						$ (2,809,497)
Series C-1 Convertible Preferred Stock [Member]
Other (expense) income:
Loss on issuance of Convertible Preferred stock						$ (478,035)